REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
REGULATORY MATTERS

NOTE 35: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk, of at least 8%. At least half of the required capital must consist of “Tier I” capital (as defined), and the rest of “Tier II” capital (as defined). The framework applicable to Greek banks conforms to European Union requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

The unique events that occurred during 2011, such as the continuation, for a third year in a row, of the crisis in the Greek economy and the impairment losses recognized due to the completion of the PSI (see Note 11), have adversely impacted the regulatory capital of the Group and the Bank which has been reduced significantly, and there is need for recapitalization. The recapitalization plan for Greek banks forms an integral part of the financial assistance under the Program.

The Program, which has already been approved by the Troika along with a specific sequence of disbursements, commits funds for the recapitalization plan, amounting up to EUR 50.0 billion and is now in the implementation phase under the auspices of the Bank of Greece. The main features of this Program are:

All Greek banks are required to achieve a Core Tier I capital ratio of 9% by September 2012 and 10% by June 2013. In addition, banks' capital needs will be determined on the basis of a requirement to maintain a 7% Core Tier I capital ratio under a three-year adverse stress scenario;

From January 1, 2012 until the Group achieves the minimum level of capital required, the Bank of Greece will allow the Bank to operate at a Core Tier I ratio lower than 9%;

The Bank of Greece, with the support of external consultants, is undertaking a comprehensive assessment of the banks' capital needs and viability. This assessment will be based, inter alia, on a stress-test exercise built on the results from an independent loan diagnostic exercise, the PSI impact, and the business and capital plans that banks have already submitted, and will be revised in accordance with Bank of Greece.

Banks which are deemed viable based on their business and capital raising plans, as assessed by the Bank of Greece, will be given the opportunity to raise capital in the market, prior to September 30, 2012. Residual capital needs will be met from public support from the HFSF through common shares with restricted voting rights or contingent convertible bonds, in a manner that preserves private sector incentives to inject capital;

The voting rights of the common shares held by the HFSF will be strictly limited to specific strategic decisions, unless the private participation in the form of common shares is less than a given minimum percentage of the bank's total capital needs (to be defined in a separate law).

NOTE 35: REGULATORY MATTERS

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios determined on a risk-weighted basis, capital (as defined) to assets, certain off-balance sheet items, and the notional credit equivalent arising from the total capital requirements against market risk, of at least 8%. At least half of the required capital must consist of “Tier I” capital (as defined), and the rest of “Tier II” capital (as defined). The framework applicable to Greek banks conforms to European Union requirements, in particular the Own Funds, the Solvency Ratio and the Capital Adequacy Directives. However, under the relevant European legislation, supervisory authorities of the member states have some discretion in determining whether to include particular instruments as capital guidelines and to assign different weights, within a prescribed range, to various categories of assets.

The unique events that occurred during 2011, such as the continuation, for a third year in a row, of the crisis in the Greek economy and the impairment losses recognized due to the completion of the PSI (see Note 11), have adversely impacted the regulatory capital of the Group and the Bank which has been reduced significantly, and there is need for recapitalization. The recapitalization plan for Greek banks forms an integral part of the financial assistance under the Program.

The Program, which has already been approved by the Troika along with a specific sequence of disbursements, commits funds for the recapitalization plan, amounting up to EUR 50.0 billion and is now in the implementation phase under the auspices of the Bank of Greece. The main features of this Program are:

All Greek banks are required to achieve a Core Tier I capital ratio of 9% by September 2012 and 10% by June 2013. In addition, banks' capital needs will be determined on the basis of a requirement to maintain a 7% Core Tier I capital ratio under a three-year adverse stress scenario;

From January 1, 2012 until the Group achieves the minimum level of capital required, the Bank of Greece will allow the Bank to operate at a Core Tier I ratio lower than 9%;

The Bank of Greece, with the support of external consultants, is undertaking a comprehensive assessment of the banks' capital needs and viability. This assessment will be based, inter alia, on a stress-test exercise built on the results from an independent loan diagnostic exercise, the PSI impact, and the business and capital plans that banks have already submitted, and will be revised in accordance with Bank of Greece.

Banks which are deemed viable based on their business and capital raising plans, as assessed by the Bank of Greece, will be given the opportunity to raise capital in the market, prior to September 30, 2012. Residual capital needs will be met from public support from the HFSF through common shares with restricted voting rights or contingent convertible bonds, in a manner that preserves private sector incentives to inject capital;

The voting rights of the common shares held by the HFSF will be strictly limited to specific strategic decisions, unless the private participation in the form of common shares is less than a given minimum percentage of the bank's total capital needs (to be defined in a separate law).

The actual capital amounts and ratios (based on IFRS figures) for the Group are presented in the table below:
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
	(EUR in thousands)		(EUR in thousands)
As of December 31, 2011:
Total Capital	(1,664,113)	-2.6%	(5,139,827)	8.0%
(to Risk-Weighted Assets)
Tier I Capital	(2,367,343)	-3.7%	(3,212,392)	5.0%
(to Risk-Weighted Assets)
As of December 31, 2010:
Total Capital	9,311,414	13.7%	5,455,878	8.0%
(to Risk-Weighted Assets)
Tier I Capital	8,958,703	13.1%	3,409,922	5.0%
(to Risk-Weighted Assets)
As of December 31, 2009:
Total Capital	7,590,412	11.3%	5,392,548	8.0%
(to Risk-Weighted Assets)
Tier I Capital	7,590,412	11.3%	3,370,343	5.0%
(to Risk-Weighted Assets)

In accordance with the Bank of Greece directives (Governor's Act 2630/29.10.2010) the Group's capital base includes all types of regulatory eligible Own Funds, among others, the share capital, the share premium account, the reserves and retained earnings, preferred securities and subordinated debt issues.

However, at December 31, 2011, the Group's capital adequacy ratio was below the minimum threshold of 8% required (negative 2.6%) due to the recognition of losses from the Groups' participation in the PSI, and to this extend the Tier I and Total capital have been calculated before the application of the regulatory limits prescribed in the Bank of Greece Governor's Act 2630/2010. Specifically, in case of negative regulatory equity the recognition of minority rights as well as Lower Tier I capital and Tier II is prohibited and certain investments in financial institutions are deducted from Tier I capital.

In the context of actions designed to fortify the Bank's capital position, in December 2011 the Bank raised EUR 1 billion through the issue of redeemable preference shares that were taken up in full by the Hellenic Republic and in January 2012 completed a tender offer to repurchase all or part of the covered bonds and hybrid securities issued by the Group in the past. This move enabled the Bank to strengthen its Core Tier I and Tier I capital by EUR 302 million and EUR 77 million respectively.

By including the amount of EUR 6.9 billion of  capital confirmed by the HFSF (see Note 42) and the amount of EUR 77.0 million of capital created on January 17, 2012 from the voluntary tender offer for the acquisition of the preferred securities issued by NBG Funding Ltd and for the EUR 1,500.0 million Third Series fixed rate covered bonds due in 2016 (see Note 24), the Tier I and Total capital ratios for the Group are calculated at 7.2% and 8.3% respectively.